Trust for Advised Portfolios
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

January 31, 2023

VIA EDGAR TRANSMISSION

Mark A. Cowan, Esq.
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:    Trust for Advised Portfolios (the “Trust”)
    Investment Company Act Registration No: 811-21422
Miller Income Fund (the “Fund”)

Dear Mr. Cowan:
This correspondence responds to comments provided on January 17, 2023 by the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) with respect to the Trust’s preliminary proxy statement on Schedule 14A (SEC Accession No. 0000894189-23-000134) (the “Proxy Statement”) filed via EDGAR on January 6, 2023. The Trust filed the Proxy Statement in connection with the proposed investment advisory agreement between the Trust, on behalf of the Fund, and Miller Value Partners, LLC.
For your convenience, your comments have been reproduced in bold typeface followed by the Trust’s responses. Capitalized terms not otherwise defined in this letter have the meanings assigned to them in the Proxy Statement.
Comment 1: Pursuant to Rule 14a-6(e) under the Securities Exchange Act of 1934, preliminary proxy materials must be clearly marked as “Preliminary Copies.” Please apply this disclosure to future preliminary proxy statements and proxy cards.
Response: The Trust will include the necessary disclosure in future preliminary proxy materials.
Comment 2: In the answer to the Q&A question “What is a proxy?”, please insert the word “signed” before “proxy” in the fourth sentence of the paragraph.
Response: The Trust has added the requested language.
Comment 3: In the answer to the Q&A question “How will my approval of the Proposal affect the expenses of the Fund?”, please note that the fees and expenses could increase after expiration of the expense caps.
Response: The Trust has added disclosure indicating that the Fund’s operating expenses may increase after the expiration of the expense caps.
Comment 4: On the first page of the Proxy Statement and the proxy card, please add a notice of internet availability of proxy materials.
Response: The Trust has made the requested change.

Comment 5: With respect to footnote 1 to the table titled “Management Fees Paid to Miller Value Partners” on page 3 and the “Payment of Expenses” section on page 3, please clarify that recoupment is limited to three years from the date such amount was initially waived/reimbursed and that the Fund may only make repayments to the Adviser if such repayment does not cause the Fund’s expense ratio to exceed both: (1) the expense cap in place at the time such amounts were waived; and (2) the Fund’s current expense cap.
Response: The Trust has made the requested changes.
Comment 6: Under the “Information about the Adviser” section on page 4, please also provide disclosure required by Item 22(c)(10) regarding other similar funds advised by the adviser, if any. Also, please disclose any affiliated brokerage, if any, as required under Item 22(c)(13).
Response: The Trust confirms that the Adviser does not manage any other investment companies registered under the 1940 Act with similar investment objectives as the Fund. The Trust has added disclosure confirming that the Adviser does not have any affiliated brokers.
Comment 7: With respect to the “Considerations of the Board of Trustees” section on page 4, please confirm whether the board considerations disclosure includes all materially adverse factors considered by the Board. Otherwise, please add appropriate disclosure.
Response: The Trust confirms that the “Considerations of the Board of Trustees” section includes all materially adverse factors considered by the Board.
Comment 8: With respect to bullets 2-4 under the “Considerations of the Board of Trustees” section, please confirm and include whether the Board came to any specific conclusions.
Response: The Trust has added disclosure to bullets 2-4 regarding the conclusions reached by the Board.
Comment 9: In the first paragraph of the “Voting Proxies” section on page 7, please insert “Signed” before “Proxy” at the beginning of the sixth sentence.
Response: The Trust has made the requested change.
Comment 10: Please confirm supplementally to the Staff that no proxy solicitor has been retained. Otherwise, please disclose the arrangement and costs under the “Other Service Providers” section.
Response: The Trust confirms that Broadridge Financial Solutions, Inc. has been retained as the proxy solicitor. The Trust has added the requested information to the section called “Method and Cost of Proxy Solicitation.”
Comment 11: As required under Item 6(d) of Schedule 14A, please list all directors and named executive officers in the “Share Ownership” section. See Item 402 and 403 of Regulation S-K.
Response: The Trust has added disclosure confirming that, as of the Record Date, the Trustees and officers of the Trust do not own any outstanding shares of any class of the Fund. .
If you have any questions regarding the enclosed, please do not hesitate to contact me at 626-914-7372 or scott.resnick@usbank.com.
Sincerely,

/s/ Scott Resnick
Scott Resnick
Secretary of the Trust
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